Quarterly Holdings Report
for
Fidelity® Dynamic Buffered Equity ETF
October 31, 2025
UBU-NPRT3-1225
1.9911153.101
Common Stocks - 98.8%
	Shares	Value ($)
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	10	1,388
UNITED STATES - 98.8%
Communication Services - 11.9%
Diversified Telecommunication Services - 0.8%
AT&T Inc	2,418	59,846
Verizon Communications Inc	832	33,063
		92,909
Entertainment - 2.4%
Electronic Arts Inc	209	41,813
Netflix Inc (a)	131	146,571
ROBLOX Corp Class A (a)	132	15,011
Walt Disney Co/The	841	94,713
		298,108
Interactive Media & Services - 8.1%
Alphabet Inc Class A	1,196	336,304
Alphabet Inc Class C	1,143	322,120
Meta Platforms Inc Class A	499	323,526
		981,950
Media - 0.6%
Comcast Corp Class A	2,590	72,093
TOTAL COMMUNICATION SERVICES		1,445,060

Consumer Discretionary - 11.7%
Automobile Components - 0.1%
BorgWarner Inc	382	16,411
Automobiles - 3.4%
Ford Motor Co	5,808	76,259
General Motors Co	1,134	78,348
Tesla Inc (a)	568	259,326
		413,933
Broadline Retail - 4.5%
Amazon.com Inc (a)	2,195	536,063
Diversified Consumer Services - 0.0%
ADT Inc	200	1,767
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (a)	579	73,267
Booking Holdings Inc	17	86,322
Global Business Travel Group I Class A (a)	197	1,548
Wendy's Co/The	635	5,423
		166,560
Specialty Retail - 2.2%
Abercrombie & Fitch Co Class A (a)	149	10,810
Carvana Co Class A (a)	62	19,005
Gap Inc/The	624	14,258
Home Depot Inc/The	357	135,515
TJX Cos Inc/The	660	92,492
		272,080
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc	163	17,901
TOTAL CONSUMER DISCRETIONARY		1,424,715

Consumer Staples - 3.1%
Beverages - 0.4%
PepsiCo Inc	345	50,401
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp	46	41,927
Walmart Inc	1,080	109,274
		151,201
Food Products - 0.1%
Cal-Maine Foods Inc	173	15,189
Household Products - 0.8%
Procter & Gamble Co/The	599	90,072
Tobacco - 0.5%
Philip Morris International Inc	455	65,670
TOTAL CONSUMER STAPLES		372,533

Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy Inc	206	43,672
Chevron Corp	28	4,416
ConocoPhillips	370	32,878
EOG Resources Inc	677	71,654
Exxon Mobil Corp	385	44,029
Marathon Petroleum Corp	155	30,211
Williams Cos Inc/The	697	40,335
		267,195
Financials - 12.6%
Banks - 3.0%
Bank of America Corp (b)	1,696	90,651
JPMorgan Chase & Co (b)	644	200,361
US Bancorp (b)	1,563	72,961
		363,973
Capital Markets - 3.0%
Bank of New York Mellon Corp/The (b)	646	69,723
Blackrock Inc	34	36,816
Charles Schwab Corp/The (b)	987	93,291
CME Group Inc Class A (b)	141	37,434
Morgan Stanley (b)	468	76,752
S&P Global Inc	76	37,028
SEI Investments Co	195	15,719
		366,763
Consumer Finance - 0.9%
Capital One Financial Corp	215	47,297
Synchrony Financial (b)	842	62,628
		109,925
Financial Services - 4.2%
Berkshire Hathaway Inc Class B (a)(b)	506	241,636
Fiserv Inc (a)(b)	546	36,413
Mastercard Inc Class A (b)	272	150,141
Visa Inc Class A (b)	237	80,755
		508,945
Insurance - 1.5%
Allstate Corp/The	240	45,965
Progressive Corp/The (b)	362	74,572
Travelers Companies Inc/The (b)	234	62,857
		183,394
TOTAL FINANCIALS		1,533,000

Health Care - 7.8%
Biotechnology - 2.5%
AbbVie Inc (b)	645	140,637
Exelixis Inc (a)	475	18,368
Gilead Sciences Inc (b)	775	92,837
Incyte Corp (a)(b)	509	47,581
		299,423
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp (a)(b)	894	90,044
Medtronic PLC (b)	230	20,861
		110,905
Health Care Providers & Services - 0.8%
Elevance Health Inc (b)	120	38,064
Option Care Health Inc (a)(b)	1,572	40,920
Tenet Healthcare Corp (a)	1	206
UnitedHealth Group Inc	45	15,370
		94,560
Health Care Technology - 0.3%
Veeva Systems Inc Class A (a)(b)	138	40,185
Life Sciences Tools & Services - 0.5%
Illumina Inc (a)(b)	202	24,954
Medpace Holdings Inc (a)(b)	58	33,925
		58,879
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co (b)	1,809	83,341
Eli Lilly & Co (b)	91	78,520
Johnson & Johnson (b)	173	32,674
Merck & Co Inc (b)	1,220	104,896
Viatris Inc (b)	3,921	40,622
		340,053
TOTAL HEALTH CARE		944,005

Industrials - 8.8%
Aerospace & Defense - 2.7%
Axon Enterprise Inc (a)	53	38,808
GE Aerospace	431	133,157
General Dynamics Corp	162	55,874
HEICO Corp	50	15,889
Lockheed Martin Corp	166	81,652
		325,380
Building Products - 0.8%
Resideo Technologies Inc (a)	422	18,061
Trane Technologies PLC	189	84,795
		102,856
Commercial Services & Supplies - 0.5%
Cintas Corp	361	66,160
Construction & Engineering - 0.8%
Comfort Systems USA Inc	33	31,864
EMCOR Group Inc	32	21,625
Valmont Industries Inc	100	41,343
		94,832
Electrical Equipment - 0.6%
Acuity Inc	36	13,142
AMETEK Inc	240	48,507
Sensata Technologies Holding PLC	204	6,493
		68,142
Ground Transportation - 1.5%
CSX Corp	1,810	65,196
Lyft Inc Class A (a)	2,946	60,275
Norfolk Southern Corp	5	1,417
Uber Technologies Inc (a)	557	53,751
		180,639
Industrial Conglomerates - 0.7%
Honeywell International Inc	413	83,149
Machinery - 0.2%
Allison Transmission Holdings Inc	276	22,784
Passenger Airlines - 0.0%
SkyWest Inc (a)	58	5,828
Professional Services - 0.5%
Leidos Holdings Inc	227	43,237
SS&C Technologies Holdings Inc	138	11,719
		54,956
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies Inc	37	9,512
Ferguson Enterprises Inc	129	32,057
Rush Enterprises Inc Class A	480	23,717
		65,286
TOTAL INDUSTRIALS		1,070,012

Information Technology - 35.7%
Communications Equipment - 0.9%
Cisco Systems Inc	1,416	103,524
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	410	57,129
Itron Inc (a)	76	7,625
Zebra Technologies Corp Class A (a)	198	53,312
		118,066
IT Services - 0.0%
Okta Inc Class A (a)	61	5,583
Semiconductors & Semiconductor Equipment - 15.3%
Advanced Micro Devices Inc (a)	78	19,977
Analog Devices Inc	231	54,084
Broadcom Inc	1,151	425,444
Cirrus Logic Inc (a)	69	9,153
Intel Corp (a)	1,234	49,348
Lam Research Corp	252	39,680
Micron Technology Inc	238	53,257
NVIDIA Corp (b)	5,352	1,083,727
Qorvo Inc (a)	137	13,004
QUALCOMM Inc	575	104,018
		1,851,692
Software - 10.7%
Adobe Inc (a)	259	88,140
Alarm.com Holdings Inc (a)	737	36,275
Atlassian Corp Class A (a)	103	17,450
Cadence Design Systems Inc (a)	202	68,415
Docusign Inc (a)	194	14,189
Microsoft Corp (b)	1,408	729,077
Oracle Corp	126	33,089
Palantir Technologies Inc Class A (a)	482	96,627
Salesforce Inc (b)	444	115,622
Tenable Holdings Inc (a)	1,091	31,661
Teradata Corp (a)	395	8,236
Zoom Communications Inc Class A (a)	749	65,335
		1,304,116
Technology Hardware, Storage & Peripherals - 7.8%
Apple Inc (b)	3,204	866,265
NetApp Inc	140	16,489
Western Digital Corp	475	71,350
		954,104
TOTAL INFORMATION TECHNOLOGY		4,337,085

Materials - 2.2%
Chemicals - 1.2%
Corteva Inc	547	33,608
Ecolab Inc	272	69,741
Linde PLC	102	42,667
Solstice Advanced Materials Inc	103	4,641
		150,657
Construction Materials - 0.5%
CRH PLC	526	62,647
Metals & Mining - 0.5%
Commercial Metals Co	940	55,798
TOTAL MATERIALS		269,102

Real Estate - 2.0%
Health Care REITs - 0.7%
Welltower Inc	476	86,175
Real Estate Management & Development - 0.1%
Compass Inc Class A (a)	813	6,268
Specialized REITs - 1.2%
American Tower Corp	108	19,330
Digital Realty Trust Inc	128	21,812
Public Storage Operating Co	226	62,955
VICI Properties Inc	1,588	47,624
		151,721
TOTAL REAL ESTATE		244,164

Utilities - 0.8%
Electric Utilities - 0.8%
NextEra Energy Inc	823	66,992
NRG Energy Inc	196	33,685
		100,677
TOTAL UNITED STATES		12,007,548
TOTAL COMMON STOCKS (Cost $9,531,636)		12,008,936

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $188,320)	4.18	188,282	188,320

Purchased Options - 0.3%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Mini SPX Index	Chicago Board Options Exchange	43	2,941,286	629	12/19/2025	16,297
Mini SPX Index	Chicago Board Options Exchange	38	2,599,276	607	11/21/2025	2,052
Mini SPX Index	Chicago Board Options Exchange	37	2,530,874	625	1/16/2026	21,793

						40,142
TOTAL PURCHASED OPTIONS (Cost $120,456)						40,142

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $9,840,411)	12,237,398
NET OTHER ASSETS (LIABILITIES) - (0.6)% (c)	(68,819)
NET ASSETS - 100.0%	12,168,579

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	4	12/19/2025	137,480	4,211	4,211

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Mini SPX Index	Chicago Board Options Exchange	44	3,009,688	688.00	11/7/2025	(14,036)
Mini SPX Index	Chicago Board Options Exchange	44	3,009,688	682.00	11/14/2025	(39,908)
Mini SPX Index	Chicago Board Options Exchange	42	2,872,884	692.00	11/21/2025	(25,158)
Mini SPX Index	Chicago Board Options Exchange	43	2,941,286	699.00	11/28/2025	(19,608)

						(98,710)
TOTAL WRITTEN OPTIONS						(98,710)

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $2,507,171.
(c)	Includes $17,067 of cash collateral to cover margin requirements for futures contracts.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	73,486	1,266,741	1,151,901	2,575	(6)	-	188,320	188,282	0.0%
Total	73,486	1,266,741	1,151,901	2,575	(6)	-	188,320

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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